Quarterly Financial Data (Unaudited and Restated) (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Summary Of Quarterly Financial Information

QUANTERIX CORPORATION

RESTATED CONSOLIDATED BALANCE SHEETS

(amounts in thousands, except per share data)

	As of March 31, 2023
	As Previously
	Reported	Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$329,354	$—	$329,354
Accounts receivable, net of allowance for expected credit losses	22,546	—	22,546
Inventory	17,070	(441)	16,629
Prepaid expenses and other current assets	7,002	(57)	6,945
Total current assets	375,972	(498)	375,474
Restricted cash	2,920	(322)	2,598
Property and equipment, net	19,056	(366)	18,690
Intangible assets, net	7,129	—	7,129
Right-of-use assets	20,891	—	20,891
Other non-current assets	1,345	(407)	938
Total assets	$427,313	$(1,593)	$425,720
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,585	$—	$2,585
Accrued compensation and benefits	4,880	531	5,411
Other accrued expenses	4,624	14	4,638
Deferred revenue	10,682	—	10,682
Short-term lease liabilities	3,875	—	3,875
Other current liabilities	291	—	291
Total current liabilities	26,937	545	27,482
Deferred revenue, net of current portion	1,419	—	1,419
Long-term lease liabilities	40,409	—	40,409
Other non-current liabilities	1,216	—	1,216
Total liabilities	69,981	545	70,526
Commitments and contingencies (Note 16)
Stockholders’ equity:
Common stock, $0.001 par value per share:
Authorized shares: 120,000 shares; Issued and outstanding: 37,424 shares at March 31, 2023.	37	—	37
Additional paid-in capital	768,141	(18)	768,123
Accumulated other comprehensive (loss) income	(2,581)	85	(2,496)
Accumulated deficit	(408,265)	(2,205)	(410,470)
Total stockholders’ equity	357,332	(2,138)	355,194
Total liabilities and stockholders’ equity	$427,313	$(1,593)	$425,720

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

(amounts in thousands, except per share data)

	Three Months Ended March 31, 2023
	As Previously
	Reported	Adjustments	As Restated
Revenues:
Product revenue	$19,287	$73	$19,360
Service and other revenue	8,579	(73)	8,506
Collaboration revenue	368	—	368
Grant revenue	222	—	222
Total revenue	28,456	—	28,456
Costs of goods sold:
Cost of product revenue	7,033	846	7,879
Cost of service and other revenue	4,497	87	4,584
Total costs of goods sold and services	11,530	933	12,463
Gross profit	16,926	(933)	15,993
Operating expenses:
Research and development	4,720	267	4,987
Selling, general and administrative	20,883	(66)	20,817
Other lease costs	776	24	800
Impairment and restructuring	(33)	—	(33)
Total operating expenses	26,346	225	26,571
Loss from operations	(9,420)	(1,158)	(10,578)
Interest income	3,449	—	3,449
Other income (expense), net	8	(13)	(5)
Loss before income taxes	(5,963)	(1,171)	(7,134)
Income tax expense	(140)	—	(140)
Net loss	$(6,103)	$(1,171)	$(7,274)

Net loss per common share, basic and diluted	$(0.16)	$(0.03)	$(0.19)

Weighted-average common shares outstanding, basic and diluted	37,327	—	37,327

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(amounts in thousands)

	Three Months Ended March 31, 2023
	As Previously
	Reported	Adjustments	As Restated
Net loss	$(6,103)	$(1,171)	$(7,274)
Other comprehensive income, net of tax:
Foreign currency translation adjustment	42	—	42
Total other comprehensive income	42	—	42
Comprehensive loss	$(6,061)	$(1,171)	$(7,232)

	Three Months Ended June 30, 2023			Six Months Ended June 30, 2023
	As Previously			As Previously
	Reported	Adjustments	As Restated	Reported	Adjustments	As Restated
Net loss	$(6,064)	$513	$(5,551)	$(12,167)	$(658)	$(12,825)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(244)	—	(244)	(202)	—	(202)
Total other comprehensive loss	(244)	—	(244)	(202)	—	(202)
Comprehensive loss	$(6,308)	$513	$(5,795)	$(12,369)	$(658)	$(13,027)

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS

(amounts in thousands)

	Three Months Ended March 31, 2023
	As Previously
	Reported	Adjustments	As Restated
Operating activities:
Net loss	$(6,103)	$(1,171)	$(7,274)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,439	15	1,454
Credit losses on accounts receivable	178	—	178
Non-cash operating lease expense	334	—	334
Stock-based compensation expense	3,902	41	3,943
Deferred taxes	270	—	270
Changes in operating assets and liabilities:
Accounts receivable	(3,741)	—	(3,741)
Inventory	(89)	619	530
Prepaid expenses and other assets	(422)	—	(422)
Other non-current assets	(33)	—	(33)
Accounts payable	(1,271)	—	(1,271)
Accrued compensation and benefits, other accrued expenses and other current liabilities	(5,983)	174	(5,809)
Deferred revenue	2,041	—	2,041
Operating lease liabilities	179	—	179
Other non-current liabilities	(203)	—	(203)
Net cash used in operating activities	(9,502)	(322)	(9,824)
Investing activities
Purchases of property and equipment	(136)	—	(136)
Net cash used in investing activities	(136)	—	(136)
Financing activities
Proceeds from stock options exercised	13	—	13
Proceeds from ESPP purchase	551	—	551
Payments for employee taxes on units withheld	(13)	—	(13)
Net cash provided by financing activities	551	—	551
Net decrease in cash, cash equivalents and restricted cash	(9,087)	(322)	(9,409)
Effect of foreign currency exchange rate on cash	24	—	24
Cash, cash equivalents and restricted cash at beginning of period	341,337	—	341,337
Cash, cash equivalents and restricted cash at end of period	$332,274	$(322)	$331,952
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$246	$—	$246

Noncash transactions:
Purchases of property and equipment included in accounts payable and accrued expenses	$147	$—	$147

Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$329,354	$—	$329,354
Restricted cash	$2,920	$(322)	$2,598
Total cash, cash equivalents, and restricted cash	$332,274	$(322)	$331,952

	Six Months Ended June 30, 2023
	As Previously
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(12,167)	$(658)	$(12,825)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	2,845	38	2,883
Credit losses on accounts receivable	324	—	324
Operating lease right-of-use asset amortization	1,002	—	1,002
Stock-based compensation expense	8,095	58	8,153
Other operating activity	548	54	602
Loss on disposal of fixed assets
Impairment	—	54	54
Changes in assets and liabilities:
Accounts receivable	(5,750)	—	(5,750)
Inventory	(1,181)	1	(1,180)
Prepaid expenses and other current assets	(527)	—	(527)
Other non-current assets	(965)	258	(707)
Accounts payable	(631)	—	(631)
Accrued compensation and benefits, accrued expenses, and other current liabilities	(1,326)	273	(1,053)
Deferred revenue	1,666	—	1,666
Operating lease liabilities	(730)	—	(730)
Other non-current liabilities	(72)	—	(72)
Net cash used in operating activities	(8,869)	78	(8,791)
Cash flows from investing activities:
Purchases of property and equipment	(784)	(163)	(947)
Net cash used in investing activities	(784)	(163)	(947)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	777	—	777
Payments for employee taxes withheld on stock-based compensation awards	(87)	—	(87)
Net cash provided by financing activities	690	—	690
Net decrease in cash, cash equivalents, and restricted cash	(8,963)	(85)	(9,048)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(163)	—	(163)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	—	341,337
Cash, cash equivalents, and restricted cash at end of period	$332,211	$(85)	$332,126

Supplemental disclosure of cash flow information:
Cash paid for taxes	$502	$—	$502
Shares received as consideration under product sales agreement (Note 4, 7)	$1,000	$—	$1,000

QUANTERIX CORPORATION

RESTATED CONSOLIDATED BALANCE SHEETS

(amounts in thousands, except per share data)

	As of March 31, 2022
	As Previously
	Reported	Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$374,317	$226	$374,543
Accounts receivable, net of allowance for expected credit losses	22,616	—	22,616
Inventory	22,669	1,757	24,426
Prepaid expenses and other current assets	14,104	(226)	13,878
Total current assets	433,706	1,757	435,463
Restricted cash	2,577	—	2,577
Property and equipment, net	19,683	(44)	19,639
Intangible assets, net	9,692	—	9,692
Goodwill	9,323	—	9,323
Right-of-use assets	29,298	617	29,915
Other non-current assets	378	(300)	78
Total assets	$504,657	$2,030	$506,687
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$4,262	$(75)	$4,187
Accrued compensation and benefits	8,139	57	8,196
Other accrued expenses	8,024	—	8,024
Deferred revenue	9,194	—	9,194
Short term lease liabilities	1,886	—	1,886
Other current liabilities	268	—	268
Total current liabilities	31,773	(18)	31,755
Deferred revenue, net of current portion	1,222	—	1,222
Long term lease liabilities	43,563	—	43,563
Other non-current liabilities	1,691	—	1,691
Total liabilities	78,249	(18)	78,231
Commitments and contingencies (Note 16)
Stockholders’ equity:
Common stock, $0.001 par value:
Authorized shares: 120,000 shares; Issued and outstanding: 36,899 shares at March 31, 2022.	37	—	37
Additional paid-in capital	750,742	(25)	750,717
Accumulated other comprehensive (loss) income	(756)	—	(756)
Accumulated deficit	(323,615)	2,073	(321,542)
Total stockholders’ equity	426,408	2,048	428,456
Total liabilities and stockholders’ equity	$504,657	$2,030	$506,687

	As of June 30, 2022
	As Previously
	Reported	Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$361,293	$258	$361,551
Accounts receivable, net of allowance for expected credit losses	19,683	—	19,683
Inventory	21,985	700	22,685
Prepaid expenses and other current assets	10,237	(258)	9,979
Total current assets	413,198	700	413,898
Restricted cash	2,594	—	2,594
Property and equipment, net	22,295	(319)	21,976
Intangible assets, net	8,527	—	8,527
Goodwill	8,675	—	8,675
Right-of-use assets	32,935	—	32,935
Other non-current assets	377	(300)	77
Total assets	$488,601	$81	$488,682
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$5,983	$(75)	$5,908
Accrued compensation and benefits	10,638	139	10,777
Other accrued expenses	4,799	—	4,799
Deferred revenue	12,157	—	12,157
Short term lease liabilities	2,696	—	2,696
Other current liabilities	396	—	396
Total current liabilities	36,669	64	36,733
Deferred revenue, net of current portion	1,531	—	1,531
Long term lease liabilities	43,135	—	43,135
Other non-current liabilities	1,810	—	1,810
Total liabilities	83,145	64	83,209
Commitments and contingencies (Note 16)
Stockholders’ equity:
Common stock, $0.001 par value:
Authorized shares: 120,000 shares; Issued and outstanding: 36,975 shares at June 30, 2022.	37	—	37
Additional paid-in capital	756,139	(52)	756,087
Accumulated other comprehensive (loss) income	(2,203)	—	(2,203)
Accumulated deficit	(348,517)	69	(348,448)
Total stockholders’ equity	405,456	17	405,473
Total liabilities and stockholders’ equity	$488,601	$81	$488,682

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY

(amounts in thousands)

	Three Months Ended, March 31, 2022
						Total
	Common Stock		Additional	Accumulated other	Accumulated	stockholders’
	Shares	Amount	paid-in capital	comprehensive loss	deficit	equity
As Previously Reported
Balance at December 31, 2021	36,768	$37	$745,936	$441	$(305,462)	$440,952
Issuance of common stock under stock plans, including tax effects	131	—	979	—	—	979
Stock-based compensation expense	—	—	3,827	—	—	3,827
Foreign currency translation adjustment	—	—	—	(1,197)	—	(1,197)
Net loss	—	—	—	—	(18,153)	(18,153)
Balance at March 31, 2022	36,899	$37	$750,742	$(756)	$(323,615)	$426,408
Adjustments
Balance at December 31, 2021	—	$—	$—	$—	$1,840	$1,840
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Stock-based compensation expense	—	—	(25)	—	—	(25)
Foreign currency translation adjustment	—	—	—	—	—	—
Net loss	—	—	—	—	233	233
Balance at March 31, 2022	—	$—	$(25)	$—	$2,073	$2,048
As Restated
Balance at December 31, 2021	36,768	$37	$745,936	$441	$(303,622)	$442,792
Issuance of common stock under stock plans, including tax effects	131	—	979	—	—	979
Stock-based compensation expense	—	—	3,802	—	—	3,802
Foreign currency translation adjustment	—	—	—	(1,197)	—	(1,197)
Net loss	—	—	—	—	(17,920)	(17,920)
Balance at March 31, 2022	36,899	$37	$750,717	$(756)	$(321,542)	$428,456

	Three Months Ended June 30, 2022
						Total
	Common Stock		Additional paid-	Accumulated other	Accumulated	stockholders’
	Shares	Amount	in capital	comprehensive loss	deficit	equity
As Previously Reported
Balance at March 31, 2022	36,899	$37	$750,742	$(756)	$(323,615)	$426,408
Issuance of common stock under stock plans, including tax effects	76	—	211	—	—	211
Stock-based compensation expense	—	—	5,186	—	—	5,186
Foreign currency translation adjustment	—	—	—	(1,447)	—	(1,447)
Net loss	—	—	—	—	(24,902)	(24,902)
Balance at June 30, 2022	36,975	$37	$756,139	$(2,203)	$(348,517)	$405,456
Adjustments
Balance at March 31, 2022	—	$—	$(25)	$—	$2,073	$2,048
Issuance of common stock under stock plans, including tax effects	—	—	—	—	—	—
Stock-based compensation expense	—	—	(27)	—	—	(27)
Foreign currency translation adjustment	—	—	—	—	—	—
Net loss	—	—	—	—	(2,004)	(2,004)
Balance at June 30, 2022	—	$—	$(52)	$—	$69	$17
As Restated
Balance at March 31, 2022	36,899	$37	$750,717	$(756)	$(321,542)	$428,456
Issuance of common stock under stock plans, including tax effects	76	—	211	—	—	211
Stock-based compensation expense	—	—	5,159	—	—	5,159
Foreign currency translation adjustment	—	—	—	(1,447)	—	(1,447)
Net loss	—	—	—	—	(26,906)	(26,906)
Balance at June 30, 2022	36,975	$37	$756,087	$(2,203)	$(348,448)	$405,473

QUANTERIX CORPORATION

RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS

(amounts in thousands)

	Three Months Ended March 31, 2022
	As Previously
	Reported	Adjustments	As Restated
Operating activities:
Net loss	$(18,153)	$233	$(17,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,358	15	1,373
Credit losses on accounts receivable	(171)	—	(171)
Reduction in the carrying amount of right-of-use assets	348	(617)	(269)
Stock-based compensation expense	3,827	(25)	3,802
Changes in operating assets and liabilities:
Accounts receivable	1,319	—	1,319
Prepaid expenses and other assets	(2,070)	(1)	(2,071)
Inventory	(484)	278	(206)
Other non-current assets	1	—	1
Accounts payable	(5,306)	—	(5,306)
Accrued compensation and benefits, accrued expenses, and other current liabilities	(4,921)	57	(4,864)
Contract acquisition costs	(41)	—	(41)
Operating lease liabilities	(87)	—	(87)
Deferred Revenue	2,956	—	2,956
Other non-current liabilities	(271)	—	(271)
Net cash used in operating activities	(21,695)	(60)	(21,755)
Investing activities:
Purchases of property and equipment	(1,394)	59	(1,335)
Proceeds from RADx grant on assets purchased	520	—	520
Net cash (used in) provided by investing activities	(874)	59	(815)
Financing activities:
Proceeds from stock options exercised	385	—	385
Proceeds from ESPP purchase	594	—	594
Net cash provided by financing activities	979	—	979
Net decrease in cash, cash equivalents and restricted cash	(21,590)	(1)	(21,591)
Effect of foreign currency exchange rate on cash	(558)	—	(558)
Cash, restricted cash, and cash equivalents at beginning of period	399,042	227	399,269
Cash, restricted cash, and cash equivalents at end of period	$376,894	$226	$377,120
Supplemental disclosure of cash flow information:
Right-of-use asset obtained in exchange for lease liabilities	$18,156	$—	$18,156
Reconciliation of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	$374,317	$226	$374,543
Restricted cash	$2,577	$—	$2,577
Total cash, cash equivalents, and restricted cash	$376,894	$226	$377,120